November 30, 2009

Summary Prospectus

Legg Mason Capital Management

All Cap

Fund

Class : Ticker Symbol

A	: SPAAX
B	: SPBBX
C	: SPBLX
FI
R
R1
I	: LACIX
1

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder reports, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus, dated August 28, 2009, as amended November 25, 2009, the fund’s statement of additional information, dated August 28, 2009, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders, dated April 30, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

The fund seeks long-term capital growth.

Fees and expenses of the fund

The accompanying tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in the fund’s Prospectus on page 18 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 47 under the heading “Sales Charge Waivers and Reductions.”

Class 1 shares of the fund are not available for purchase or incoming exchanges.

Shareholder fees (paid directly from your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class 1
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	N/A
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	5.00	1.00	None	None	None	None	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class 1
Management fees	0.70	0.70	0.70	0.70	0.70	0.70	0.70	0.70
Distribution and service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None	None
Other expenses	0.59	0.55	0.16	0.53[1]	0.53[1]	0.58[1]	0.33[1]	0.46
Total annual fund operating expenses	1.54	2.25	1.86	1.48[2]	1.73[2]	2.28[2]	1.03[2]	1.16[2]
Waiver of fees and/or expense reimbursement (subject to recapture)[2]	None	None	None	(0.18)	(0.18)	(0.23)	(0.03)	None
Total annual fund operating expenses after waiver of fees and/or expense reimbursement (subject to recapture)[2]	1.54	2.25	1.86	1.30	1.55	2.05	1.00	1.16

[1]

“Other expenses” for Class I have been estimated. “Other expenses” for Class FI, Class R and Class R1 shares have been estimated because no Class FI, Class R or Class R1 shares were outstanding during the fund’s last fiscal year.

[2]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses), subject to recapture as described below. As a result, total annual operating expenses are not expected to exceed 1.30% for Class FI shares, 1.55% for Class R shares, 2.05% for Class R1 shares and 1.00% for Class I shares. In addition, total annual operating expenses for Class 1 shares are expected to be at least 0.25% lower than total annual operating expenses for Class A shares. These arrangements are expected to continue until December 31, 2011, may be changed or terminated prior to that date only by agreement of the manager and the Board of Trustees and may be changed or terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’s total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’s total annual operating expenses exceeding these limits.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	723	1,034	1,367	2,305
Class B (with redemption at end of period)	728	1,003	1,304	2,405
Class B (without redemption at end of period)	228	703	1,204	2,405
Class C (with redemption at end of period)	289	585	1,006	2,181
Class C (without redemption at end of period)	189	585	1,006	2,181
Class FI (with or without redemption at end of period)	132	450	790	1,752
Class R (with or without redemption at end of period)	158	528	922	2,027
Class R1 (with or without redemption at end of period)	208	690	1,199	2,597
Class I (with or without redemption at end of period)	102	325	566	1,257
Class 1 (with or without redemption at end of period)	118	368	637	1,408

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in equity securities that, in the portfolio managers’ opinion, offer the potential for capital growth. The fund may invest in issuers of any size, allowing the portfolio managers flexibility to identify investment opportunities that are expected to help the fund achieve its investment objective.

The portfolio managers follow an intrinsic value discipline in selecting securities, which means that the portfolio managers seek to purchase securities trading at large discounts to their assessment of the companies’ estimated value. The portfolio managers determine intrinsic value by measuring the company’s value on such factors as the discounted value of its projected future free cash flows, the capability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business. These and other factors may be more or less significant depending on the type of company. The portfolio managers may also consider qualitative factors in selecting stocks, including an assessment of the company’s products, competitive positioning, strategy, industry economics and dynamics, and regulatory frameworks, among others. Securities may be undervalued due to, among other things, uncertainty arising from the limited availability of accurate information, economic growth and changes, changes in competitive conditions, technological change, investor overreaction to negative news or events, and changes in governmental policy or geopolitical dynamics.

The fund may invest up to 25% of its net assets in foreign securities.

*        *        *

Legg Mason Capital Management All Cap Fund was formerly known as Legg Mason Partners All Cap Fund.

Certain risks

Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets and may suffer from political or economic instability. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Value investing risk. The value approach to investing — including the intrinsic value discipline used here — involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee waiver is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These and other risks are discussed in more detail in the fund’s Prospectus or in the SAI.

Please note there are many other factors that could adversely affect your investment and that could prevent the fund from achieving its objective.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Total returns (before taxes) (%)

Best quarter (12/31/2001): 19.01 Worst quarter (12/31/2008): (26.35) The year-to-date return as of the most recent calendar quarter, which ended 06/30/2009, was 16.06

Average annual total returns (for periods ended December 31, 2008) (%)
	1 year	5 years	Since inception	Inception date
Class A
Return before taxes	(54.06)	(12.64)	(11.31)	06/30/2000
Return after taxes on distributions	(54.06)	(12.64)	(11.31)
Return after taxes on distributions and sale of fund shares	(35.14)	(10.25)	(8.81)
Other Classes (Return before taxes only)
Class B	(53.96)	(12.45)	(11.31)	06/30/2000
Class C	(51.96)	(12.21)	(11.30)	06/30/2000
Class I	(50.95)	N/A	(49.39)	10/02/2007
Class 1	(51.06)	N/A	(39.35)	02/02/2007
Russell 3000 Index	(37.31)	(1.95)	(3.23)

Prior to February 2, 2007, the fund had a different manager and followed different investment strategies under the name “Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value.” Prior to January 21, 2004, the fund followed different investment strategies under the name “Premier Selections All Cap Growth Fund.”

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Management

Investment manager: Legg Mason Capital Management, Inc. (“LMCM”)

Portfolio managers: Jay Leopold, CFA, Bill Miller, CFA, and David Nelson, CFA. Mr. Leopold (Portfolio Manager of LMCM) has been a portfolio manager for the fund since February 2007 and Mr. Miller (Chairman, Chief Investment Officer and Portfolio Manager of LMCM) and Mr. Nelson (Chairman, Investment Policy Committee, and Portfolio Manager of LMCM) have been portfolio managers for the fund since January 2009.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class 1[1]
General	1,000/50	1,000/50	1,000/50	N/A	N/A	N/A	N/A	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	1,000/50	N/A	N/A	N/A	N/A	N/A
IRAs	250/50	250/50	250/50	N/A	N/A	N/A	N/A	N/A
SIMPLE IRAs	None/None	None/None	None/None	N/A	N/A	N/A	N/A	N/A
Systematic Investment Plans	50/50	50/50	50/50	N/A	N/A	N/A	N/A	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	N/A	None/None	N/A	N/A	None/None	N/A
Retirement plans with omnibus accounts held on the books of the fund	None/None	N/A	None/None	None/None	None/None	None/None	None/None	None/None
Other retirement plans	None/None	None/None	None/None	N/A	N/A	N/A	N/A	N/A
Institutional Investors	1,000/50	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	N/A

[1]	Class 1 shares are not available for purchase and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

© 2009 Legg Mason Investor Services, LLC, member FINRA, SIPC. Legg Mason Investor Services, LLC and Legg Mason Capital Management, Inc. are subsidiaries of Legg Mason, Inc. FDO1889SP 11/09